Other disclosures - Disclosure of financing for construction and real estate business in Spain, memorandum items (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Memorandum items:
Total consolidated assets (Total business) (book value)	€ 1,815,888	€ 1,837,081
Spain | Accumulated impairment
Memorandum items:
Impairment losses and provision for exposure classified as normal (business in Spain)	1,025	1,132
Spain | Customers excluding the public sector
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	€ 236,622	€ 235,824